INCOME TAXES - Non-capital Losses (Details) $ in Millions	Mar. 31, 2020 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 175.2
Unused tax losses for which deferred tax asset recognised	136.2
2021 - 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	18.2
Unused tax losses for which deferred tax asset recognised	1.2
2026 - 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	116.0
Unused tax losses for which deferred tax asset recognised	50.5
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	41.0
Unused tax losses for which deferred tax asset recognised	$ 84.5